Recurring Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value on a Recurring Basis

	September 30, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

U.S. Money Market held in Trust Account	$57,849,285	$57,849,285	$—	$—

	$57,849,285	$57,849,285	$—	$—

Liabilities:

Warrant liabilities-Private Placement Warrants	$300,000	$—	$—	$300,000

	$300,000	$—	$—	$300,000

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:

U.S. Money Market held in Trust Account	$57,506,299	$57,506,299	$—	$—

	$57,506,299	$57,506,299	$—	$—

Liabilities:

Warrant liabilities-Private Placement Warrants	$1,975,000	$—	$—	$1,975,000

	$1,975,000	$—	$—	$1,975,000

The following table presents information about the Company’s assets and liabilities that were measured at fair value on a recurring basis as of December 31, 2021, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
U.S. Money Market held in Trust Account	$57,506,299	$57,506,299	$—	$—

	$57,506,299	$57,506,299	$—	$—

Liabilities:
Warrant liabilities-Private Placement Warrants	$1,975,000	$—	$—	$1,975,000

	$1,975,000	$—	$—	$1,975,000

Schedule of Fair Value of Warrants liabilities

Warrant Liability

Fair value as of December 31, 2021	$1,975,000
Change in fair value(1)	(1,025,000)

Fair value as of March 31, 2022	$950,000
Change in fair value(1)	(400,000)

Fair value as of June 30, 2022	$550,000
Change in fair value(1)	(250,000)
Fair value as of September 30, 2022	$300,000

Warrant Liability
Fair value as of February 1, 2021	$2,303,000
Issuance of private warrants in connection with over-allotment as of February 2, 2021	147,000
Change in fair value(1)	(800,000)

Fair value as of September 30, 2021	$1,650,000

(1)	Represents the non-cash gain on the change in valuation of Private Warrants and is included in the change in fair value of warrant liability on the statement of operations.

The following table sets forth a summary of the changes in the fair value of the warrant liabilities for the period from February 1, 2021 through December 31, 2021:

Warrant Liability
Fair value as of February 1, 2021	$2,303,000
Issuance of private warrants in connection with over-allotment as of February 2, 2021	147,000
Change in fair value (1)	(475,000)

Fair value as of December 31, 2021	$1,975,000

Schedule of level 3 fair value measurements for private warrants

	September 30, 2022	December 31, 2021
Exercise price	$11.50	$11.50
Share price	$9.98	$9.74
Volatility	2.50%	13.75%
Expected life	3.19	5.33
Risk-free rate	4.06%	1.26%
Dividend yield	—%	—%

The following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of December 31, 2021 and February 1, 2021.

	December 31, 2021	February 1, 2021
Exercise price	$11.50	$11.50
Share price	$9.74	$10.00
Volatility	13.75%	19.00%
Expected life	5.33	5.99
Risk-free rate	1.26%	0.42%
Dividend yield	—%	—%